Accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Summary of Intangible Asset Useful Economic Life
Amortization is provided at rates calculated to write off the valuation of each asset over its expected useful life, as follows:

Intangible Asset	Amortization method	Useful economic life
Customer databases	Diminishing balance method	2-5 years
Brands	Straight-line method	Assessed separately for each asset, with lives ranging up to 20 years
Marketing and data analytics know-how	Straight-line method	4-5 years
Licenses	Straight-line method	1-10 years
Exclusive license rights	Straight-line method	3 years
Acquired technology	Straight-line method	2-10 years
Internally-generated software development costs	Straight-line method	2-10 years

Summary of Property, Plant and Equipment Useful Economic Life
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Property plant and equipment	Depreciation method	Useful economic life
Leasehold property improvements	Straight-line	Over the life of the lease or the useful life of the asset, whichever is shorter
Furniture and fittings	Straight-line	3-6 years
Office equipment	Straight-line	3-10 years
Computer hardware and software	Straight-line	2-5 years straight-line